UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)1

[1]

On April 19, 2021, BlackRock Maryland Municipal Bond Trust, BlackRock Massachusetts Tax-Exempt Trust, BlackRock MuniYield Arizona Fund, Inc., BlackRock MuniYield Investment Fund and BlackRock MuniEnhanced Fund, Inc. (the “Non-Surviving Funds”), were reorganized into BlackRock MuniYield Quality Fund, Inc. (the “Surviving Fund”). The voting record of each Non-Surviving Fund is reflected in the voting record of the Surviving Fund herein.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06660
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock MuniYield Quality Fund, Inc.

==================== BlackRock MuniYield Quality Fund, Inc. ====================

On April 19, 2021, BlackRock Maryland Municipal Bond Trust (Investment Company
Act file no. 811-21051, CIK no. 0001169029), BlackRock Massachusetts Tax-Exempt
Trust (Investment Company Act file no. 811-07660, CIK no. 0000901824),
BlackRock MuniYield Arizona Fund, Inc. (Investment Company Act file no.
811-07083, CIK no. 0000911308), BlackRock MuniYield Investment Fund (Investment
Company Act file no. 811-06502, CIK no. 0000882153) and BlackRock MuniEnhanced
Fund, Inc. (Investment Company Act file no. 811-05739, CIK no. 0000844172) (the
"Non-Surviving Funds"), were reorganized into BlackRock MuniYield Quality Fund,
Inc. (Investment Company Act file no. 811-06660, CIK no. 0000890196). The voting record of each Non-Surviving Fund prior to April 19, 2021 is shown under the heading entitled "BlackRock Maryland Municipal Bond Trust," "BlackRock
Massachusetts Tax-Exempt Trust," "BlackRock MuniYield Arizona Fund, Inc.,"
"BlackRock MuniYield Investment Fund" or "BlackRock MuniEnhanced Fund, Inc.,"
below, as applicable.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== BlackRock Maryland Municipal Bond Trust ====================

On April 19, 2021, BlackRock Maryland Municipal Bond Trust (Investment Company
Act file no. 811-21051, CIK no. 0001169029) (the "Non-Surviving Fund") was
reorganized into BlackRock MuniYield Quality Fund, Inc. (Investment Company Act
file no. 811-06660, CIK no. 0000890196). The voting record of the Non-Surviving
Fund prior to April 19, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== BlackRock Massachusetts Tax-Exempt Trust ===================

On April 19, 2021, BlackRock Massachusetts Tax-Exempt Trust (Investment Company
Act file no. 811-07660, CIK no. 0000901824) (the "Non-Surviving Fund") was
reorganized into BlackRock MuniYield Quality Fund, Inc. (Investment Company Act
file no. 811-06660, CIK no. 0000890196). The voting record of the Non-Surviving
Fund prior to April 19, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock MuniEnhanced Fund, Inc. =======================

On April 19, 2021, BlackRock MuniEnhanced Fund, Inc. (Investment Company Act
file no. 811-05739, CIK no. 0000844172) (the "Non-Surviving Fund") was
reorganized into BlackRock MuniYield Quality Fund, Inc. (Investment Company Act
file no. 811-06660, CIK no. 0000890196). The voting record of the Non-Surviving
Fund prior to April 19, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== BlackRock MuniYield Arizona Fund, Inc. ====================

On April 19, 2021, BlackRock MuniYield Arizona Fund, Inc. (Investment Company
Act file no. 811-07083, CIK no. 0000911308) (the "Non-Surviving Fund") was
reorganized into BlackRock MuniYield Quality Fund, Inc. (Investment Company Act
file no. 811-06660, CIK no. 0000890196). The voting record of the Non-Surviving
Fund prior to April 19, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock MuniYield Investment Fund ======================

On April 19, 2021, BlackRock MuniYield Investment Fund (Investment Company Act
file no. 811-06502, CIK no. 0000882153) (the "Non-Surviving Fund") was
reorganized into BlackRock MuniYield Quality Fund, Inc. (Investment Company Act
file no. 811-06660, CIK no. 0000890196). The voting record of the Non-Surviving
Fund prior to April 19, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock MuniYield Quality Fund, Inc.

Date:	August 27, 2021